PRIMECAP Odyssey Aggressive Growth Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Communication Services - 7.0%
Alphabet, Inc. - Class A	600,700	$115,274,330
Alphabet, Inc. - Class C	135,740	26,178,816
Baidu, Inc. - ADR (a)	1,047,190	92,016,585
Electronic Arts, Inc.	32,000	4,879,680
Ibotta, Inc. - Class A (a)	56,390	2,049,776
IMAX Corp. (a)	450,302	11,613,289
Live Nation Entertainment, Inc. (a)	52,230	7,714,371
Meta Platforms, Inc. - Class A	51,300	39,677,472
Netflix, Inc. (a)	22,100	25,622,740
Pinterest, Inc. - Class A (a)	742,350	28,654,710
Sphere Entertainment Co. (a)	383,073	16,491,293
Take-Two Interactive Software, Inc. (a)	52,290	11,646,552
T-Mobile US, Inc.	63,590	15,160,492
Trade Desk, Inc. (The) - Class A (a)	20,825	1,810,942
WildBrain Ltd. - CAD (a)	3,347,130	4,903,777
ZoomInfo Technologies, Inc. (a)	1,274,207	13,799,662
		417,494,487

Consumer Discretionary - 13.2%
Alibaba Group Holding Ltd. - ADR	1,058,800	127,723,044
Amazon.com, Inc. (a)	389,500	91,185,845
Boot Barn Holdings, Inc. (a)	49,390	8,490,141
Burlington Stores, Inc. (a)	85,230	23,264,381
Capri Holdings Ltd. (a)	375,137	6,823,742
CarMax, Inc. (a)	539,700	30,552,417
Carvana Co. (a)	36,095	14,083,186
CAVA Group, Inc. (a)	20,400	1,795,404
Duolingo, Inc. (a)	2,750	953,013
eBay, Inc.	157,590	14,458,883
Entain PLC - GBP	2,092,333	28,240,416
Flutter Entertainment PLC (a)	85,700	25,903,682
GrowGeneration Corp. (a)	377,300	371,641
Mobileye Global, Inc. - Class A (a)	417,200	5,940,928
Norwegian Cruise Line Holdings Ltd. (a)	820,400	20,969,424
Ollie's Bargain Outlet Holdings, Inc. (a)	110,550	15,104,446
Restaurant Brands International, Inc.	10,000	678,600
Royal Caribbean Cruises Ltd.	167,000	53,084,290
Savers Value Village, Inc. (a)	407,100	4,237,911
SharkNinja, Inc. (a)	15,100	1,753,110
Sony Group Corp. - ADR	5,005,170	121,725,734
Tapestry, Inc.	41,200	4,450,836
Tesla, Inc. (a)	380,050	117,158,014
Ulta Beauty, Inc. (a)	18,300	9,424,683
XPeng, Inc. - ADR (a)	3,002,830	54,681,534
		783,055,305

Consumer Staples - 1.3%
BellRing Brands, Inc. (a)	273,062	14,903,724
e.l.f. Beauty, Inc. (a)	113,595	13,766,578
Performance Food Group Co. (a)	479,800	48,171,920
		76,842,222

Energy - 0.5%
Coterra Energy, Inc.	309,350	7,545,046
EOG Resources, Inc.	91,900	11,029,838
New Fortress Energy, Inc. (a)	3,118,500	8,497,913
Transocean Ltd. (a)	550,000	1,606,000
		28,678,797

Financials - 5.3%
Capital One Financial Corp.	98,601	21,199,215
CME Group, Inc. - Class A	199,071	55,397,478
Flywire Corp. (a)	1,411,800	15,374,502
Galaxy Digital, Inc. - Class A (a)	251,700	7,152,055
LPL Financial Holdings, Inc.	16,000	6,331,680
MarketAxess Holdings, Inc.	504,320	103,637,760
Marqeta, Inc. - Class A (a)	230,000	1,311,000
Morgan Stanley	129,233	18,410,533
NMI Holdings, Inc. - Class A (a)	302,120	11,275,118
Progressive Corp. (The)	77,800	18,830,712
Toast, Inc. - Class A (a)	3,000	146,520
Tradeweb Markets, Inc. - Class A	407,330	56,435,572
WEX, Inc. (a)	7,500	1,272,600
		316,774,745

Health Care - 25.7%
Alkermes PLC (a)	713,700	18,905,913
Allogene Therapeutics, Inc. (a)	2,025,270	2,491,082
Amicus Therapeutics, Inc. (a)	700,000	4,193,000
BeOne Medicines Ltd. - ADR (a)	720,947	217,098,770
Biogen, Inc. (a)	752,750	96,352,000
BioMarin Pharmaceutical, Inc. (a)	1,585,025	91,693,696
BioNTech SE - ADR (a)	973,366	104,636,845
Boston Scientific Corp. (a)	591,330	62,042,344
Bridgebio Pharma, Inc. (a)	399,200	18,870,184
Cerus Corp. (a)	1,315,400	1,683,712
Charles River Laboratories International, Inc. (a)	13,750	2,332,550
Edwards Lifesciences Corp. (a)	156,300	12,396,153
Elanco Animal Health, Inc. (a)	626,992	8,577,251
Eli Lilly & Co.	262,824	194,508,158
Exact Sciences Corp. (a)	336,700	15,808,065
Galapagos N.V. - ADR (a)	99,800	3,275,436
Glaukos Corp. (a)	959,753	82,625,136
Globus Medical, Inc. - Class A (a)	30,850	1,623,636
GRAIL, Inc. (a)	1,455,391	49,788,926
Health Catalyst, Inc. (a)	1,691,170	6,172,770
Illumina, Inc. (a)	169,970	17,457,619
Immunocore Holdings PLC - ADR (a)	1,115,121	36,542,515
Immunome, Inc. (a)	2,673,700	28,127,324
Insulet Corp. (a)	124,436	35,887,342
LivaNova PLC (a)	884,290	37,308,195
Nektar Therapeutics (a)	188,819	4,093,596
Nurix Therapeutics, Inc. (a)	180,000	2,026,800
Penumbra, Inc. (a)	12,100	3,052,467
PolyPeptide Group AG - CHF (a)	644,102	17,961,108
Pulmonx Corp. (a)(b)	3,634,401	6,687,298
QIAGEN N.V. - EUR	142,360	7,115,807
Repligen Corp. (a)	40,900	4,788,163
Rhythm Pharmaceuticals, Inc. (a)	2,831,393	241,319,625
Roche Holding AG - CHF	47,005	14,878,406
Wave Life Sciences Ltd. (a)	2,388,380	19,345,878
Xencor, Inc. (a)(b)	6,384,727	53,120,929
Zentalis Pharmaceuticals, Inc. (a)	736,400	1,016,232
		1,525,804,931

Industrials - 14.3%
AECOM	1,187,719	133,903,440
Alaska Air Group, Inc. (a)	207,200	10,973,312
Allegiant Travel Co. (a)	25,100	1,296,164
Amentum Holdings, Inc. (a)	769,016	19,202,330
American Airlines Group, Inc. (a)	4,599,130	52,844,004
Array Technologies, Inc. (a)	837,900	5,446,350
Axon Enterprise, Inc. (a)	14,650	11,067,928
Chart Industries, Inc. (a)	43,300	8,609,339
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	41,000	241,490
Curtiss-Wright Corp.	140,500	68,875,910
Delta Air Lines, Inc.	1,440,187	76,632,350
FedEx Corp.	33,500	7,486,915
Frontier Group Holdings, Inc. (a)	700,900	3,069,942
GFL Environmental, Inc.	243,900	12,277,926
Gibraltar Industries, Inc. (a)	95,600	6,312,468
Griffon Corp.	224,407	18,237,557
Jacobs Solutions, Inc.	621,260	88,138,156
JetBlue Airways Corp. (a)	1,035,800	4,598,952
Lyft, Inc. - Class A (a)	539,440	7,584,526
Nextracker, Inc. - Class A (a)	973,804	56,733,821
Ryanair Holdings PLC - ADR	43,400	2,702,518
Southwest Airlines Co.	1,532,900	47,412,597
Stratasys Ltd. (a)	173,100	1,874,673
Sun Country Airlines Holdings, Inc. (a)	107,915	1,250,735
TransDigm Group, Inc.	31,250	50,264,375
Uber Technologies, Inc. (a)	216,400	18,989,100
United Airlines Holdings, Inc. (a)	1,063,810	93,945,061
VSE Corp.	117,200	18,346,488
WillScot Holdings Corp.	167,800	4,924,930
Xometry, Inc. - Class A (a)	236,664	7,653,714
XPO, Inc. (a)	52,300	6,291,167
		847,188,238

Information Technology - 29.8%
Adobe, Inc. (a)	95,450	34,141,511
Advanced Micro Devices, Inc. (a)	59,900	10,560,969
Ambarella, Inc. (a)	21,900	1,447,371
Applied Materials, Inc.	36,821	6,629,989
AppLovin Corp. - Class A (a)	82,762	32,335,113
Arlo Technologies, Inc. (a)	2,339,220	37,895,364
ASML Holding N.V. - ADR	24,200	16,811,982
Aurora Innovation, Inc. - Class A (a)	3,172,260	18,430,831
Autodesk, Inc. (a)	46,700	14,155,237
Axcelis Technologies, Inc. (a)	788,710	53,387,780
Broadcom, Inc.	108,160	31,766,592
Credo Technology Group Holding Ltd. (a)	202,800	22,622,340
Crowdstrike Holdings, Inc. - Class A (a)	91,500	41,593,155
CyberArk Software Ltd. (a)	48,136	19,806,520
Dell Technologies, Inc. - Class C	66,390	8,809,289
Descartes Systems Group, Inc. (The) (a)	151,041	15,974,096
Docusign, Inc. (a)	198,600	15,022,104
Fair Isaac Corp. (a)	3,913	5,621,885
Figma, Inc. - Class A (a)	167	19,288
Flex Ltd. (a)	3,411,800	170,146,466
FormFactor, Inc. (a)	601,405	17,085,916
Gitlab, Inc. - Class A (a)	141,900	6,216,639
Hewlett Packard Enterprise Co.	303,540	6,280,243
HP, Inc.	147,910	3,668,168
HubSpot, Inc. (a)	24,400	12,679,460
indie Semiconductor, Inc. - Class A (a)(b)	18,512,600	72,384,266
Intuit, Inc.	45,500	35,723,415
Jabil, Inc.	416,000	92,838,720
Jamf Holding Corp. (a)	15,000	119,100
Keysight Technologies, Inc. (a)	28,180	4,618,984
KLA Corp.	116,829	102,696,196
Marvell Technology, Inc.	263,976	21,215,751
MaxLinear, Inc. (a)	788,490	12,473,912
Micron Technology, Inc.	1,899,950	207,360,543
MongoDB, Inc. (a)	216,466	51,495,097
NetApp, Inc.	344,562	35,879,241
nLIGHT, Inc. (a)	183,803	3,861,701
Nutanix, Inc. - Class A (a)	688,625	51,763,941
NVIDIA Corp.	941,240	167,418,359
Okta, Inc. - Class A (a)	226,082	22,110,820
OneStream, Inc. (a)	8,400	200,340
OSI Systems, Inc. (a)	204,700	45,240,747
Palo Alto Networks, Inc. (a)	113,900	19,773,040
QUALCOMM, Inc.	155,323	22,795,203
Sandisk Corp. (a)	34,000	1,459,280
Trimble, Inc. (a)	497,960	41,773,864
Unity Software, Inc. (a)	22,100	737,256
Universal Display Corp.	751,274	108,483,966
Western Digital Corp.	173,000	13,613,370
Wolfspeed, Inc. (a)	783,100	1,174,650
Zoom Communications, Inc. - Class A (a)	353,600	26,184,080
		1,766,504,150

Materials - 1.4%
Albemarle Corp.	105,600	7,164,960
Ingevity Corp. (a)	54,500	2,277,555
Ivanhoe Electric, Inc. (a)	2,186,713	20,904,976
Ivanhoe Mines Ltd. - Class A – CAD (a)	3,403,900	26,556,120
Perimeter Solutions, Inc. (a)	1,419,110	22,890,244
		79,793,855

Real Estate - 0.2%
CoStar Group, Inc. (a)	51,000	4,854,690
EPR Properties	93,800	5,162,752
		10,017,442
TOTAL COMMON STOCKS (Cost $2,980,602,169)		5,852,154,172

RIGHTS - 0.0%	Shares	Value
Health Care - 0.0%
ABIOMED, Inc. - CVR (Expiration Date 12/31/29) (a)(c)(d)	349,922	356,921
Epizyme, Inc. - CVR (Expiration Date 1/1/28) (a)(c)(d)	10,344,756	206,895
Total Health Care		563,816
TOTAL RIGHTS (Cost $0)		563,816

SHORT-TERM INVESTMENTS - 1.6%	Shares	Value
Money Market Funds - 1.6%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 4.13% (e)	95,618,990	95,618,990
TOTAL SHORT-TERM INVESTMENTS (Cost $95,618,990)		95,618,990

TOTAL INVESTMENTS - 100.3% (Cost $3,076,221,159)		5,948,336,978
Liabilities in Excess of Other Assets - (0.3)%		(14,886,563)
TOTAL NET ASSETS - 100.0%		$5,933,450,415
Two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

ADR - American Depositary Receipt

CAD - Canadian Dollars
CHF - Swiss Francs
CVR - Contingent Value Rights
EUR – Euros
GBP - British Pound Sterling

(a)	Non-income producing security.
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Investment Advisor, acting as Valuation Designee. These securities represented $563,816 or 0.0% of net assets as of July 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2025. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$5,852,154,172	$-	$-	$5,852,154,172
Growth Fund	Rights(2)	-	-	563,816	563,816
	Short-Term Investments	95,618,990	-	-	95,618,990
	Total Investments	$5,947,773,162	$-	$563,816	$5,948,336,978

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	ABIOMED, Inc. - CVR (Expiration Date 12/31/29)
				Aggressive
				Growth Fund
Balance at October 31, 2024				$356,921
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at July 31, 2025				$356,921

During the period ended July 31, 2025, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) contingent value rights ("CVR")
considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

	Epizyme, Inc. - CVR (Expiration Date 1/1/28)
				Aggressive
				Growth Fund
Balance at October 31, 2024				$206,895
Purchases (Received)				-
Sales (Proceeds)				-
Realized Gain (Loss)				-
Change in Unrealized Appreciation/Depreciation				-
Balance at July 31, 2025				$206,895

During the period ended July 31, 2025, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
Current Period Transactions

Common Stock	Market Value at October 31, 2024	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2025
indie Semiconductor, Inc. - Class A	$53,789,023	$7,480,724	$257,556.00	$-	$(271,529)	$11,643,604	$72,384,266
Pulmonx Corp.	23,699,569	122,536	1,114,997	-	(7,826,833)	(8,192,977)	6,687,298
Rhythm Pharmaceuticals, Inc.(1)	223,394,537	-	114,393,560	-	77,714,492	54,604,156	N/A
Xencor, Inc.	122,926,506	10,555,609	6,096,054	-	(8,820,526)	(65,444,606)	53,120,929
Total	$423,809,635	$18,158,869	$121,862,167	$-	$60,795,604	$(7,389,823)	$132,192,493

(1) No longer an affiliate as of July 31, 2025.